UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

Aztlan Global Stock Selection DM SMID ETF Tailored Shareholder Report

annual shareholder report July 31, 2026

Aztlan Global Stock Selection DM SMID ETF

TICKER: AZTD (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://aztlanetfs.com/aztd. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan Global Stock Selection DM SMID ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan Global Stock Selection DM SMID ETF	$82	0.75%

Cumulative Performance

(Initial Investment of $10,000)

Aztlan Global Stock Selection DM SMID ETF - $16,612
Solactive Aztlan Global Developed Markets SMID Cap Index - $17,887
S&P 500® Total Return Index - $18,536
MSCI World SMID Cap Index Gross Total Return - $16,004
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
08/17/2022
11/30/2022
03/31/2023
07/31/2023
11/30/2023
03/31/2024
07/31/2024
11/30/2024
03/31/2025
07/31/2025
11/30/2025
03/31/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026	One Year	Since Inception (8/17/2022)
Aztlan Global Stock Selection DM SMID ETF	18.45%	13.70%
Solactive Aztlan Global Developed Markets SMID Cap Index	20.15%	15.85%
S&P 500® Total Return Index	19.56%	16.89%
MSCI World SMID Cap Index Gross Total Return	20.71%	12.63%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.aztlanetfs.com/aztd/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a total return of 18.45%. This compares to the 20.15% total return of the Solactive Aztlan Global Developed Markets SMID Cap Index, the 19.56% total return of the benchmark, the S&P 500® Total Return Index, and 20.71% for the MSCI World SMID Cap Index Gross Total Return for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Industrials and Information Technology were the leading contributors, while Consumer Discretionary and Utilities were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Lumentum Holdings Inc., Enova International Inc., and Sterling Infrastructure Inc. Conversely, the leading detractors included HelloFresh SE, VusionGroup S.A., and Catapult Sports Ltd.

Aztlan Global Stock Selection DM SMID ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$37,863
Number of Holdings	51
Total Advisory Fee Paid	$253,105
Portfolio Turnover Rate	170%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Top Ten Holdings	(% of Total Net Assets)
Sprouts Farmers Market, Inc.	2.3%
Kyndryl Holdings, Inc.	2.2%
Happinet Corp.	2.2%
Cybozu, Inc.	2.2%
Toyo Tire Corp.	2.2%
DocuSign, Inc.	2.2%
CarGurus, Inc. - Class A	2.2%
JB Hi-Fi Ltd.	2.2%
Enova International, Inc.	2.1%
CyberAgent, Inc.	2.1%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

Fund Changes

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‐Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://aztlanetfs.com/aztd.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Aztlan North America Nearshoring Stock Selection ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2026

Aztlan North America Nearshoring Stock Selection ETF

TICKER: NRSH (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://aztlanetfs.com/nrsh. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan North America Nearshoring Stock Selection ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan North America Nearshoring Stock Selection ETF	$92	0.75%

Cumulative Performance

(Initial Investment of $10,000)

Aztlan North America Nearshoring Stock Selection ETF - $15,616
Aztlan North America Nearshoring Price Return Index - $15,414
S&P 500® Total Return Index - $17,038
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
11/29/2023
01/31/2024
04/30/2024
07/31/2024
10/31/2024
01/31/2025
04/30/2025
07/31/2025
10/31/2025
01/31/2026
04/30/2026
07/31/2026

Annual Performance

Average Annual Returns for the Periods Ended July 31, 2026	One Year	Since Inception (11/29/2023)
Aztlan North America Nearshoring Stock Selection ETF	45.93%	18.16%
Aztlan North America Nearshoring Price Return Index	46.84%	17.58%
S&P 500® Total Return Index	19.56%	22.08%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.aztlanetfs.com/nrsh/ for more recent performance information.

How did the Fund perform in the past year?

During the reporting period, the Fund generated a total return of 45.93%. This compares to the 46.84% total return of the Aztlan North America Nearshoring Price Return Index, and the 19.56% total return of the benchmark, the S&P 500® Total Return Index.

From a sector perspective, based on performance attribution to the overall portfolio, Industrials and Information Technology were the leading contributors, while a small position in Energy company, Centrus, was the only detractor on a sector basis.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Micron Technology Inc. and Sterling Infrastructure Inc.

Aztlan North America Nearshoring Stock Selection ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2026)

Fund Size (Thousands)	$30,009
Number of Holdings	32
Total Advisory Fee Paid	$169,995
Portfolio Turnover Rate	272%

What did the Fund invest in?

(as of July 31, 2026)

Sector Breakdown

(% of Total Net Assets)

Top Ten Holdings	(% of Total Net Assets)
Tenable Holdings, Inc.	4.4%
Mullen Group Ltd.	4.3%
Intuit, Inc.	4.1%
CrowdStrike Holdings, Inc. - Class A	4.1%
NetApp, Inc.	4.0%
Grupo Aeroportuario del Centro Norte SAB de CV - Class B	3.8%
Rockwell Automation, Inc.	3.8%
Broadcom, Inc.	3.7%
NetScout Systems, Inc.	3.6%
NVIDIA Corp.	3.5%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

Fund Changes

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub‐Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://aztlanetfs.com/nrsh.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aztlan Global Stock Selection DM SMID ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$14,000	$14,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Aztlan North America Nearshoring Stock Selection ETF

	FYE 7/31/2026	FYE 7/31/2025
( a ) Audit Fees	$14,000	$13,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2026	FYE 7/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2026	FYE 7/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

July 31, 2026

Tidal Trust I

•	Aztlan Global Stock Selection DM SMID ETF	| AZTD	| NYSE Arca, Inc.
•	Aztlan North America Nearshoring Stock Selection ETF	| NRSH	| NYSE Arca, Inc.

Aztlan ETFs

Aztlan Global Stock Selection DM SMID ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 100.0%	Shares	Value
Banking - 2.0%
Bancorp, Inc.(a)	11,226	$752,928

Consumer Discretionary Products - 2.2%
Toyo Tire Corp.	30,885	830,195

Consumer Discretionary Services - 4.0%
Food & Life Cos. Ltd.	22,743	794,023
Lottomatica Group SpA	27,135	733,049
		1,527,072

Consumer Staple Products - 2.1%
Greencore Group PLC	228,210	799,724

Financial Services - 13.9%
Enova International, Inc.(a)	3,169	805,370
Euronet Worldwide, Inc.(a)	9,481	676,280
Federated Hermes, Inc. - Class B	12,982	778,401
FlatexDEGIRO SE	17,995	751,560
PJT Partners, Inc. - Class A	4,447	748,474
Remitly Global, Inc.(a)	33,373	759,903
Virtu Financial, Inc. - Class A	12,586	739,176
		5,259,164

Health Care - 7.8%
DaVita, Inc.(a)	3,194	766,848
Exelixis, Inc.(a)	13,580	720,147
Halozyme Therapeutics, Inc.(a)	9,178	757,552
Medpace Holdings, Inc.(a)	1,251	721,965
		2,966,512

Industrial Products - 7.7%
Anritsu Corp.	31,202	698,408
Generac Holdings, Inc.(a)	3,721	733,446
Nexans SA	4,998	757,909
Sanki Engineering Co. Ltd.	50,554	733,108
		2,922,871

Industrial Services - 15.4%
Argan, Inc.	1,321	753,538
Frontdoor, Inc.(a)	10,518	763,922
Koninklijke BAM Groep NV	60,070	801,026
Mitie Group PLC	269,405	750,482
Shimizu Corp.	50,043	747,856
Sterling Infrastructure, Inc.(a)	1,138	679,124

The accompanying notes are an integral part of these financial statements.

Technip Energies NV	19,230	$661,539
TFI International, Inc.	4,985	672,994
		5,830,481

Materials - 2.0%
Commercial Metals Co.	10,904	749,323

Media - 8.4%
CarGurus, Inc. - Class A(a)	22,531	816,524
CyberAgent, Inc.	87,674	801,441
ITV PLC	772,259	771,656
Maplebear, Inc.(a)	17,812	794,415
		3,184,036

Oil & Gas - 2.0%
Plains GP Holdings LP - Class A	28,427	748,483

Renewable Energy - 2.0%
Array Technologies, Inc.(a)	141,330	737,743

Retail & Wholesale - Discretionary - 8.5%
Avolta AG	13,133	784,685
Happinet Corp.	40,515	843,506
JB Hi-Fi Ltd.	14,152	814,357
Pet Valu Holdings Ltd.	56,618	792,252
		3,234,800

Retail & Wholesale - Staples - 4.3%
HelloFresh SE(a)	190,420	747,527
Sprouts Farmers Market, Inc.(a)	10,039	874,999
		1,622,526

Software & Tech Services - 6.6%
Cybozu, Inc.	49,596	839,448
DocuSign, Inc.(a)	14,907	817,351
Kyndryl Holdings, Inc.(a)	62,396	845,466
		2,502,265

Tech Hardware & Semiconductors - 7.4%
ADTRAN Holdings, Inc.(a)	76,332	649,585
Allegro MicroSystems, Inc.(a)	16,335	677,902
Arrow Electronics, Inc.(a)	3,543	767,308
Lumentum Holdings, Inc.(a)	985	703,231
		2,798,026

Utilities - 3.7%
Centrica PLC	346,095	721,924

The accompanying notes are an integral part of these financial statements.

Italgas SpA	65,714	$676,382
		1,398,306

TOTAL COMMON STOCKS (Cost $34,863,343)		37,864,455

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	314,758	314,758

TOTAL SHORT-TERM INVESTMENTS (Cost $314,758)		314,758

TOTAL INVESTMENTS - 100.8% (Cost $35,178,101)		$38,179,213
Liabilities in Excess of Other Assets - (0.8)%		(316,403)
TOTAL NET ASSETS - 100.0%		$37,862,810

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

The accompanying notes are an integral part of these financial statements.

Aztlan North America Nearshoring Stock Selection ETF

Schedule of Investments

July 31, 2026

COMMON STOCKS - 99.8%	Shares	Value
Industrial Products - 3.8%
Astronics Corp. - Class B(a)	1	$55
Rockwell Automation, Inc.	2,370	1,137,790
		1,137,845

Industrial Services - 35.6%(b)
APi Group Corp.(a)(c)	25,711	1,020,213
Argan, Inc.	1,696	967,449
Dycom Industries, Inc.(a)	2,321	930,883
Grupo Aeroportuario del Centro Norte SAB de CV - Class B	85,697	1,141,201
J.B. Hunt Transport Services, Inc.	3,762	1,022,324
MasTec, Inc.(a)	2,999	789,037
Mullen Group Ltd.	66,178	1,298,699
MYR Group, Inc.(a)	2,442	813,723
Quanta Services, Inc.	1,538	1,026,400
Sterling Infrastructure, Inc.(a)	1,267	756,108
TFI International, Inc.	6,807	918,970
		10,685,007

Real Estate - 3.4%
American Tower Corp. - REIT	5,816	1,008,262

Software & Tech Services - 19.5%
CrowdStrike Holdings, Inc. - Class A(a)	6,377	1,217,114
Intuit, Inc.	3,934	1,243,419
Leidos Holdings, Inc.	8,911	1,030,112
Palantir Technologies, Inc. - Class A(a)	8,505	1,046,625
Tenable Holdings, Inc.(a)	40,619	1,325,804
		5,863,074

Tech Hardware & Semiconductors - 37.5%(b)
ADTRAN Holdings, Inc.(a)	71,336	607,069
Broadcom, Inc.	2,849	1,109,059
Celestica, Inc.(a)	2,776	917,919
Ciena Corp.(a)	2,441	920,379
Cisco Systems, Inc.	8,989	1,042,634
Lam Research Corp.	2,968	869,683
Micron Technology, Inc.	1,109	912,740
NetApp, Inc.	6,736	1,202,376
NetScout Systems, Inc.(a)	26,282	1,068,889
NVIDIA Corp.	5,305	1,064,979
ON Semiconductor Corp.(a)	9,321	760,687

The accompanying notes are an integral part of these financial statements.

Sanmina Corp.(a)	4,266	$791,599
		11,268,013

TOTAL COMMON STOCKS (Cost $28,408,130)		29,962,201

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(d)	61,156	61,156

TOTAL SHORT-TERM INVESTMENTS (Cost $61,156)		61,156

TOTAL INVESTMENTS - 100.0% (Cost $28,469,286)		$30,023,357
Liabilities in Excess of Other Assets - 0.0%(e)		(14,414)
TOTAL NET ASSETS - 100.0%		$30,008,943

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of this security totals $1,020,213 or 3.4% of the Fund's net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

(e)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2026

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF
ASSETS:
Investments, at value (cost $35,178,101 and $28,469,286)
(Note 2)	$38,179,213	$30,023,357
Receivable for investments sold	7,690,677	–
Dividends receivable	30,884	5,000
Dividend tax reclaim receivable	20,616	505
Interest receivable	342	160
Total assets	45,921,732	30,029,022

LIABILITIES:
Payable for investments purchased	8,035,444	–
Payable to adviser (Note 4)	23,478	20,079
Total liabilities	8,058,922	20,079
NET ASSETS	$37,862,810	$30,008,943

NET ASSETS CONSISTS OF:
Paid-in capital	$37,647,457	$30,991,992
Total distributable earnings/(accumulated losses)	215,353	(983,049)
Total Net Assets	$37,862,810	$30,008,943

Net assets	$37,862,810	$30,008,943
Shares issued and outstanding(a)	1,175,000	975,000
Net asset value per share	$32.22	$30.78

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended July 31, 2026

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF
INVESTMENT INCOME:
Dividend income	$562,469	$141,415
Less: Foreign withholding taxes	(66,944)	(5,218)
Interest income	2,818	1,695
Securities lending income (Note 7)	777	–
Total investment income	499,120	137,892

EXPENSES:
Investment advisory fee (Note 4)	253,105	169,995
Tax expense	–	332
Total expenses	253,105	170,327
NET INVESTMENT INCOME (LOSS)	246,015	(32,435)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,965,845)	(1,597,152)
In-kind redemptions	8,292,911	8,413,692
Foreign currency transactions	(51,531)	(8,131)
Net realized gain (loss)	6,275,535	6,808,409
Net change in unrealized appreciation (depreciation) on:
Investments	(635,956)	1,453,828
Foreign currency translations	(10,239)	(2)
Net change in unrealized appreciation (depreciation)	(646,195)	1,453,826
Net realized and unrealized gain (loss)	5,629,340	8,262,235
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,875,355	$8,229,800

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Aztlan Global Stock Selection DM SMID ETF		Aztlan North America Nearshoring Stock Selection ETF
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2026	Year Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$246,015	$402,978	$(32,435)	$154,756
Net realized gain (loss)	6,275,535	2,458,259	6,808,409	9,527
Net change in unrealized appreciation (depreciation)	(646,195)	3,707,388	1,453,826	(639,767)
Net increase (decrease) in net assets resulting from operations	5,875,355	6,568,625	8,229,800	(475,484)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(336,229)	(490,870)	(81,498)	(87,704)
Total distributions to shareholders	(336,229)	(490,870)	(81,498)	(87,704)

CAPITAL TRANSACTIONS:
Subscriptions	27,573,996	7,326,757	48,261,953	8,512,258
Redemptions	(26,171,425)	(8,024,598)	(36,460,300)	(8,418,810)
ETF transaction fees (Note 9)	–	–	–	83
Net increase (decrease) in net assets from capital transactions	1,402,571	(697,841)	11,801,653	93,531

NET INCREASE (DECREASE) IN NET ASSETS	6,941,697	5,379,914	19,949,955	(469,657)

NET ASSETS:
Beginning of the period	30,921,113	25,541,199	10,058,988	10,528,645
End of the period	$37,862,810	$30,921,113	$30,008,943	$10,058,988

SHARES TRANSACTIONS
Subscriptions	950,000	275,000	1,825,000	400,000
Redemptions	(900,000)	(300,000)	(1,325,000)	(400,000)
Total increase (decrease) in shares outstanding	50,000	(25,000)	500,000	–

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Aztlan Global Stock Selection DM SMID ETF
	Year Ended July 31, 2026	Year Ended July 31, 2025	Year Ended July 31, 2024	Period Ended July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$27.49	$22.21	$22.14	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.22	0.35	0.41	0.29
Net realized and unrealized gain (loss)(c)	4.81	5.36	(0.31)	1.85
Total from investment operations	5.03	5.71	0.10	2.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.43)	(0.03)	–
Total distributions	(0.30)	(0.43)	(0.03)	–

CAPITAL TRANSACTIONS:
ETF transaction fees per share	–	–	–	0.00(d)
Net asset value, end of period	$32.22	$27.49	$22.21	$22.14
TOTAL RETURN(e)	18.45%	26.03%	0.44%	10.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$37,863	$30,921	$25,541	$45,931
Ratio of expenses to average net assets(f)	0.75%	0.75%	0.75%	0.75%
Ratio of tax expense to average net assets(f)	–%	–%	–%	0.00%(g)
Ratio of net investment income to average net assets(f)	0.73%	1.45%	1.97%	1.49%
Portfolio turnover rate(e)(h)	170%	316%	931%	986%

(a)	Inception date of the Fund was August 17, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Aztlan North America Nearshoring Stock Selection ETF
	Year Ended July 31, 2026	Year Ended July 31, 2025	Period Ended July 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.18	$22.17	$20.00

INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	0.32	0.14
Net realized and unrealized gain (loss)(c)	9.74	(1.13)	2.07
Total from investment operations	9.70	(0.81)	2.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.18)	(0.04)
Total distributions	(0.10)	(0.18)	(0.04)

CAPITAL TRANSACTIONS:
ETF transaction fees per share	–	0.00(d)	–
Net asset value, end of period	$30.78	$21.18	$22.17
TOTAL RETURN(e)	45.93%	(3.61)%	11.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,009	$10,059	$10,529
Ratio of expenses to average net assets(f)	0.75%	0.76%	0.75%
Ratio of tax expense to average net assets(f)	0.00%(g)	0.01%	–%
Ratio of operational expenses to average net assets
excluding tax expense(f)	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets(f)	(0.13)%	1.54%	1.02%
Portfolio turnover rate(e)(h)	272%	184%	85%

(a)	Inception date of the Fund was November 29, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Amount represents less than 0.005%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

July 31, 2026

NOTE 1 - ORGANIZATION

The Aztlan Global Stock Selection DM SMID ETF (the “Global Fund”) and the Aztlan North America Nearshoring Stock Selection ETF (the “Nearshoring Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal Trust I (the “Trust”) . The Global Fund is a diversified series and the Nearshoring Fund is a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Global Fund commenced operations on August 17, 2022, and the Nearshoring Fund commenced operations on November 29, 2023.

The investment objective of the Global Fund is to seek to track the performance, before fees and expenses, of the Solactive Aztlan Global Developed Markets SMID Cap Index. The investment objective of the Nearshoring Fund is to seek to track the performance, before fees and expenses, of the Aztlan North America Nearshoring Price Return Index.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchanges will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.

Notes to Financial Statements

July 31, 2026

Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of July 31, 2026:

Global Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,864,455	$–	$–	$37,864,455
Money Market Funds	314,758	–	–	314,758
Total Investments	$38,179,213	$–	$–	$38,179,213

Nearshoring Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,962,201	$–	$–	$29,962,201
Money Market Funds	$61,156	$–	$–	$61,156
Total Investments	$30,023,357	$–	$–	$30,023,357

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to Financial Statements

July 31, 2026

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Return of Capital Distributions - During the fiscal year ended July 31, 2026, the Global Fund and Nearshoring Fund received $26,156 and $417,390, respectively, in distributions from portfolio companies that were classified as return of capital for tax purposes. These amounts are excluded from dividend income in the Statements of Operations and have been recorded as a reduction of the cost basis of the related investments.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Notes to Financial Statements

July 31, 2026

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the year ended July 31, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
Global Fund	$8,204,857	$(8,204,857)
Nearshoring Fund	$8,413,345	$(8,413,345)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Concentration & Limited Holdings Risks (Nearshoring Fund Only). The Fund may concentrate its investments in one or more of the industries related to the types of companies noted below. As a result, the Fund will be subject to the company risks noted below. In addition, the Fund will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

Notes to Financial Statements

July 31, 2026

•	Risks of Investing in Industrial Companies. Industrials companies are engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Industrials companies may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

•	Risks of Investing in Semi-Conductor Companies. The risks of investments in semi-conductor companies include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semi-conductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semi-conductor industry may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.

•	Risks of Investing in Infrastructure Companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.

•	Risks of Investing in Cybersecurity Companies. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.

Notes to Financial Statements

July 31, 2026

•	Risks of Investing in Transportation Logistics Companies. Investing in transportation logistics companies carries inherent risks. These companies are highly susceptible to fluctuations in fuel prices, which can significantly impact operational costs. Regulatory changes, environmental concerns, and geopolitical tensions can disrupt international shipping routes and trade agreements. Additionally, infrastructure failures, accidents, or labor disputes can lead to delays and increased costs, while intense competition in the sector can further pressure profit margins.

Equity Market Risk. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Exchange Traded Fund (“ETF”) Risk.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Notes to Financial Statements

July 31, 2026

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

•	Investing in Canada Risks (Nearshoring Fund Only). Risks of investing in Canadian issuers center around the country’s economic dependency on natural resources and the potential volatility of commodity prices. Additional risks stem from currency fluctuations, regulatory changes, and political instability. Furthermore, the heavy reliance on the U.S. market and the lack of economic diversification introduce geographic concentration risk. Interest rate changes, complexity in the taxation system, and the impact of environmental change on resource-focused sectors further influence investment risks.

•	Investing in Mexico Risks (Nearshoring Fund Only). Investing in Mexican issuers exposes investors to several risks, including economic risk due to reliance on industries like manufacturing, petroleum, and tourism. Currency risk arises from potential depreciation of the Mexican peso, and political risk is driven by instability and changeable government policies. The close economic ties with the U.S. introduce geographic concentration risk, while changes in Banco de México’s interest rates could affect company performance. Furthermore, the complexity of Mexico’s tax system, security issues in certain regions, and the potential erosion of investment value by inflation all contribute to investment risk.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Funds’ portfolios may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Funds originally paid for it, or less than it was worth at an earlier time. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Geographic Concentration Risk (Nearshoring Fund Only). Because the Fund focuses its investments only in the United States, Canada, and Mexico, it may be more volatile than a more geographically diversified fund.

High Portfolio Turnover Risk. Each Index is expected to have a high portfolio turnover rate. As a result, the Funds are likewise expected to frequently trade all or a significant portion of the securities in their portfolios. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Notes to Financial Statements

July 31, 2026

Limited Holdings Risk (Global Fund Only). Although the Fund does not intend to concentrate in any particular industry, it will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

Market Capitalization Risk.

•	Large-Capitalization Investing Risk (Nearshoring Fund Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Models and Data Risk. The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”) . When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from each Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, a Fund’s portfolio can be expected to reflect the errors, too.

Newer Fund Risk (Nearshoring Fund Only). The Fund is newer with a limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. While total operating expenses of the Fund will be limited by the Fund’s unitary management fee, there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

Non-Diversification Risk (Nearshoring Fund Only). Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Funds are subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Funds rely on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Funds’ ability to meet their investment objectives. Although the Funds and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Notes to Financial Statements

July 31, 2026

Passive Investment Risk. The Funds invest in the securities included in, or representative of, the Index regardless of their investment merit. The Funds do not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Funds’ performance may be adversely affected by a general decline in the market segments relating to the Index.

Tracking Error Risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in the Index.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Global Fund	0.75%
Nearshoring Fund	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended July 31, 2026 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Aztlan Equity Management, LLC (“Aztlan”) under which Aztlan assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). Although Aztlan has agreed to be responsible for all of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. Aztlan will also provide marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. For these services and payments, Aztlan is entitled to a fee, to be paid by the Adviser, based on the total Investment Advisory Fees earned by the Adviser under the Advisory Agreement less the Unitary Expenses. Aztlan does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

Notes to Financial Statements

July 31, 2026

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. Prior to August 1, 2025, Fund Services also served as the Funds' sub-administrator. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Global Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023 -07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated its business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Notes to Financial Statements

July 31, 2026

Fund	Purchases	Sales
Global Fund	$57,022,675	$57,281,837
Nearshoring Fund	61,516,999	61,588,652

For the year ended July 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the year ended July 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Global Fund	$27,397,951	$25,708,215
Nearshoring Fund	47,948,339	35,790,497

NOTE 7 - SECURITIES LENDING

The Global Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Global Fund. The Global Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Global Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Global Fund. The Global Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of July 31, 2026, the Global Fund did not have any securities on loan.

During the year ended July 31, 2026, the Global Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the First American Government Obligations Fund of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Global Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Global Fund bears the risk of loss associated with the investment of cash collateral received.

Securities lending income is disclosed in the Global Fund’s Statement of Operations.

The Global Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

Notes to Financial Statements

July 31, 2026

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal year ended July 31, 2026 and the prior fiscal year ended July 31, 2025 was as follows:

Distributions paid from:	July 31, 2026	July 31, 2025
Global Fund
Ordinary Income	$336,229	$490,870

Nearshoring Fund
Ordinary Income	$81,498	$87,704

As of the fiscal year ended July 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Global Fund	Nearshoring Fund
Cost of investments(a)	$35,189,526	$28,477,387
Gross tax unrealized appreciation	4,657,020	3,563,079
Gross tax unrealized depreciation	(1,667,333)	(2,017,109)
Net tax unrealized appreciation (depreciation)	2,989,687	1,545,970
Undistributed ordinary income (loss)	56,384	–
Undistributed long-term capital gain (loss)	–	–
Other accumulated gain (loss)	(2,830,718)	(2,529,019)
Total distributable earnings/(accumulated losses)	$215,353	$(983,049)

(a)       The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended July 31, 2026, the Funds had not elected to defer any post-October losses. Only the Nearshoring Fund had late-year losses, totaling $36,640.

As of the fiscal year ended July 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
Global Fund	$(2,823,572)	$-
Nearshoring Fund	(2,293,389)	(198,988)

NOTE 9 - SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified

Notes to Financial Statements

July 31, 2026

universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds' financial statements or disclosures.

NOTE 12 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Aztlan ETFs and

Board of Trustees of Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aztlan Global Stock Selection DM SMID ETF and Aztlan North America Nearshoring Stock Selection ETF (the “Funds”), each a series of Tidal Trust I, as of July 31, 2026, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aztlan Global Stock Selection DM SMID ETF	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026, 2025, and 2024 and the period from August 17, 2022 (commencement of operations) through July 31, 2023
Aztlan North America Nearshoring Stock Selection ETF	For the year ended July 31, 2026	For the years ended July 31, 2026 and 2025	For the years ended July 31, 2026 and 2025 and the period from November 29, 2023 (commencement of operations) through July 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 29, 2026

Other Non-Audited Information	Aztlan ETFs

July 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended July 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aztlan Global Stock Selection DM SMID ETF	100.00%
Aztlan North America Nearshoring Stock Selection ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2026, was as follows:

Aztlan Global Stock Selection DM SMID ETF	58.82%
Aztlan North America Nearshoring Stock Selection ETF	25.13%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended July 31, 2026, was as follows:

Aztlan Global Stock Selection DM SMID ETF	00.00%
Aztlan North America Nearshoring Stock Selection ETF	00.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on April 2, 2026 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Aztlan Global Stock Selection DM SMID ETF (the “AZTD ETF”) and Aztlan North America Nearshoring Stock Selection ETF (the “NRSH ETF”) (each, a “Fund”, and together, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds, including trade execution. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as a passively-managed ETF. The Board noted that each Fund is designed to track the performance of an index and the Adviser is responsible for trade execution.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board noted that each Fund was designed to track the performance of an index and considered the extent to which each Fund tracked its index, before fees and expenses, in addition to the performance of each Fund (at net asset value) against its benchmark index, a secondary benchmark index and respective peer group.

The Board considered the performance of the AZTD ETF on an absolute basis, in comparison to its underlying index (the Solactive Aztlan Global Developed Markets SMID Cap Index Total Return), in comparison to its primary benchmark index (the MSCI World SMID Cap Index Gross Total Return) and a secondary benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC (“AltaVista”), a third-party ETF research firm, comparing the Fund to a peer group comprised of other rules-based ETFs within the Fund’s designated Morningstar category (the U.S. global small/mid stock fund category) (the “AZTD Peer Group”). The Board considered that the AZTD ETF’s performance was in line with but trailed the performance of its underlying index for periods ended December 31, 2025, and noted factors that contributed to tracking error. The Board noted that the Fund outperformed the S&P 500 Total Return Index and MSCI World SMID Cap Index Gross Total Return for the one-year period ended December 31, 2025. The Board also noted that the Fund underperformed the S&P 500 Total Return Index and MSCI World SMID Cap Index Gross Total Return for the three-year period ended December 31, 2025. The Board also noted that the Fund outperformed the MSCI World SMID Cap Index Gross Total Return but underperformed the S&P 500 Total Return Index for the since inception period ended December 31, 2025. The Board considered that the Fund outperformed the AZTD Peer Group median, but underperformed the AZTD Peer Group average for the one-year period ended February 27, 2026. The Board noted the Fund outperformed the AZTD Peer Group average and median for the three-year period ended February 27, 2026. The Board also noted that the Fund ranked fourth out of seven funds in the AZTD Peer Group for the one-year period ended February 27, 2026 and the Fund ranked first out of seven funds in the AZTD Peer Group for the three-year period ended February 27, 2026.

The Board considered the performance of the NRSH ETF on an absolute basis, in comparison to its underlying index (the Aztlan North America Nearshoring Total Return Index), and in comparison, to its primary benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, a third-party ETF research firm, comparing the Fund to a peer group comprised of other rules-based ETFs within the Fund’s designated Morningstar category (the U.S. industrials fund category) (the “NRSH Peer Group”). The Board considered that the NRSH ETF’s performance was in line with but trailed the performance of its underlying index for periods ended December 31, 2025, and noted factors that contributed to tracking error. The Board noted that the Fund underperformed the S&P 500 Total Return Index for the one-year and since inception periods ended December 31, 2025. The Board considered that the Fund underperformed the NRSH Peer Group average and median for the one-year period ended February 27, 2026. The Board also noted that the Fund ranked twenty-second out of twenty-five funds in the NRSH Peer Group for the one-year period ended February 27, 2026.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of each Fund’s sponsor, Aztlan Equity Management, LLC, to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

The Board considered that the AZTD ETF’s advisory fee of 0.75% was above the AZTD Peer Group average of 0.625%, and that the Fund’s expense ratio of 0.75% was above the AZTD Peer Group average of 0.625%.

The Board considered that the NRSH ETF’s advisory fee of 0.75% was above the NRSH Peer Group average of 0.515%, and that the Fund’s expense ratio of 0.76% (which included 0.01% of tax expense) was above the NRSH Peer Group average of 0.548%.

The Board concluded that each Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Funds by the Adviser given the nature of each Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with each Fund and the profitability of each Fund’s unitary fee on an aggregate basis. The Board concluded that while each Fund was not profitable on an aggregate basis, the fees had not been, and currently were not, excessive, and that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business including fees retained by the Adviser under a contractual support agreement with the Fund’s sponsor.

4.	Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its applicable peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of the renewal of the Advisory Agreement for an additional term ending April 30, 2027 was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 8, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 7, 2026

* Print the name and title of each signing officer under his or her signature.